DEFERRED IPO COSTS (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Maius Pharmaceutical Co. Ltd [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF DEFERRED IPO COSTS	Deferred IPO costs consist of the following as of March 31, 2025, and September 30, 2024:
	2025	2024
	（Unaudited）
IPO legal fees	$425,070	$259,842
IPO audit fees	123,975	75,667
Total	$549,045	$335,509
Deferred IPO costs consist of the following as of September 30, 2024, and 2023:
	2024	2023
IPO legal fees	$259,842	178,936
IPO audit fees	75,667	46,096
Total	$335,509	$225,032